Employee Retirement and Severance Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits Disclosure [Line Items]
Defined contribution pension plans	¥ 13,021	¥ 12,511	¥ 11,780
Japanese Plans
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	495,452	448,736	460,090
Contribution in defined benefit pension plan	18,610
Japanese Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	1,306	1,147
Japanese Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	30.00%	30.00%
Japanese Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	50.00%	50.00%
Japanese Plans | Life Insurance
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	20.00%	20.00%
Foreign Plans
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	249,534	192,033	197,835
Contribution in defined benefit pension plan	21,454
Foreign Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of other assets	¥ 0	¥ 0
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	40.00%	40.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	55.00%	55.00%
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	5.00%	5.00%